Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2010
Registrant Name	dei_EntityRegistrantName	WADDELL & REED INVESTED PORTFOLIOS
Central Index Key	dei_EntityCentralIndexKey	0001141323
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 07, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct. 10, 2011
Prospectus Date	rr_ProspectusDate	Apr. 29, 2011